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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number ______

This Amendment (Check only one):   [ ] is a restatement.

                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:           Peregrine Capital Management Inc.

Address:        LaSalle Plaza
                800 LaSalle Avenue, Suite 1850
                Minneapolis, MN  55402-2018

Form 13F File Number: 28-1523

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Robert B. Mersky   or   Ronald G. Hoffman

Title:          President               Senior Vice President

Phone:          (612) 343-7610          (612) 343-7635

Signature, Place, and Date of Signing:

/s/ Robert B. Mersky               Minneapolis, MN        January 6, 2006
---------------------------       ------------------     ------------------
[Signature]                        [City, State]          [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by the other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Wells Fargo & Company